Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment properties:
Land	$ 1,334,363	$ 1,375,155
Building and other improvements	5,057,252	5,258,992
Developments in progress	49,940	87,095
Gross investment properties	6,441,555	6,721,242
Less accumulated depreciation	(1,180,767)	(1,034,769)
Net investment properties	5,260,788	5,686,473
Cash and cash equivalents	136,009	130,213
Investment in marketable securities, net	30,385	34,230
Investment in unconsolidated joint ventures	81,168	33,465
Accounts and notes receivable (net of allowances of $8,231 and $9,138, respectively)	94,922	112,915
Acquired lease intangibles, net	174,404	230,046
Other assets, net	164,218	159,494
Total assets	5,941,894	6,386,836
Liabilities:
Mortgages and notes payable	2,926,218	3,602,890
Secured credit facility	555,000	154,347
Accounts payable and accrued expenses	83,012	84,570
Distributions payable	31,448	26,851
Acquired below market lease intangibles, net	81,321	92,099
Other financings	8,477	8,477
Co-venture obligation	52,431	51,264
Other liabilities	66,944	69,746
Total liabilities	3,804,851	4,090,244
Redeemable noncontrolling interests	525	527
Commitments and contingencies (Note 17)
Equity:
Preferred stock, $0.001 par value, 10,000 shares authorized, none issued or outstanding	0	0
Additional paid-in capital	4,427,977	4,383,567
Accumulated distributions in excess of earnings	(2,312,877)	(2,111,138)
Accumulated other comprehensive income	19,730	22,282
Total shareholders' equity	2,135,024	2,294,902
Noncontrolling interests	1,494	1,163
Total equity	2,136,518	2,296,065
Total liabilities and equity	5,941,894	6,386,836
Class A common stock
Equity:
Common stock	48	47
Class B-1 common stock
Equity:
Common stock	48	48
Class B-2 common stock
Equity:
Common stock	49	48
Class B-3 common stock
Equity:
Common stock	$ 49	$ 48